Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended	2 Months Ended	1 Months Ended
	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2012 ADS shares	Dec. 31, 2011 ADS shares	Dec. 31, 2010 ADS shares	Mar. 31, 2013 Subsequent event Issuance of ordinary shares Ordinary Shares	Apr. 17, 2013 Subsequent event Repurchase from open market ADS shares	Mar. 31, 2013 Subsequent event Dividend declared Ordinary Shares	Mar. 31, 2013 Subsequent event Dividend declared ADS shares
Subsequent events
Cash dividend per share	$ 0.15	$ 0.25	$ 0.25	$ 0.15	$ 0.25	$ 0.25			$ 0.15	$ 0.15
Ordinary shares issued to Kanrich							17,790,125
Aggregate price of shares issued to Kanrich							$ 62.6
Repurchase of shares								3,158,933
Stock Repurchase Price								$ 4.69